Staff costs	12 Months Ended
Dec. 31, 2019
Staff costs
Staff costs

8. Staff costs

The following table illustrates the personnel costs for the years 2019, 2018 and 2017.

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Wages and salaries	€(116,408)	€(61,619)	€(46,677)
Social security costs	(16,858)	(11,003)	(9,081)
Pension costs	(4,715)	(2,994)	(2,175)
Other personnel costs	(39,109)	(27,375)	(16,465)
Total personnel costs	€(177,090)	€(102,991)	€(74,398)

The other personnel costs mainly related to costs for warrants granted of €32.5 million (2018:  €21.3 million, 2017:  €11.8 million). For the costs of warrants granted, see note 28.